JPMorgan SmartRetirement Blend 2070 Fund N-1A Cover	Feb. 25, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	JPMORGAN TRUST IV
Entity Central Index Key	0001659326
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 25, 2026
Prospectus Date	Feb. 27, 2026